Income Tax (Details) - Schedule of Composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition [Abstract]
Net operating losses carried forward	$ 10,296	$ 8,775
Intangibles, fixed asset and right-of-use assets	(39,307)	(52,436)
Lease liability	(166)	484
Differences in measurement basis (cash basis for tax purposes)	2,213	3,084
Other	9,526	8,322
Total	$ (17,438)	$ (31,771)